Quarterly Holdings Report
for

Fidelity® China Region Fund

January 31, 2021

HKC-QTLY-0321
1.813032.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
COMMUNICATION SERVICES - 9.1%
Entertainment - 3.0%
Bilibili, Inc. ADR (a)(b)	496,700	$56,569,163
DouYu International Holdings Ltd. ADR (a)	1,124,400	14,763,372
		71,332,535
Interactive Media & Services - 6.1%
JOYY, Inc. ADR	140,234	12,907,137
Momo, Inc. ADR	396,700	6,061,576
Tencent Holdings Ltd.	1,380,800	123,033,849
		142,002,562

TOTAL COMMUNICATION SERVICES		213,335,097

CONSUMER DISCRETIONARY - 31.4%
Automobiles - 1.8%
Guangzhou Automobile Group Co. Ltd. (H Shares)	38,498,000	35,105,389
Li Auto, Inc. ADR (a)	97,900	3,157,275
XPeng, Inc. ADR (a)(b)	67,700	3,261,786
		41,524,450
Diversified Consumer Services - 1.6%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	220,200	36,883,500
Hotels, Restaurants & Leisure - 1.8%
Sands China Ltd.	2,905,600	11,561,314
SJM Holdings Ltd.	12,978,000	13,960,148
Summit Ascent Holdings Ltd. (a)	58,410,000	6,403,573
Wynn Macau Ltd. (a)	6,489,200	10,311,411
		42,236,446
Household Durables - 1.0%
Gree Electric Appliances, Inc. of Zhuhai:
(A Shares)	632,500	5,540,002
(A Shares)	2,078,707	18,207,180
		23,747,182
Internet & Direct Marketing Retail - 22.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,122,400	284,898,792
Farfetch Ltd. Class A (a)	441,000	27,006,840
JD Health International, Inc. (c)	244,500	4,812,266
Meituan Class B (a)	965,288	44,297,484
momo.com, Inc.	238,000	6,695,370
Naspers Ltd. Class N	511,700	118,371,208
Pinduoduo, Inc. ADR (a)	197,805	32,778,267
Trip.com Group Ltd. ADR (a)	414,800	13,203,084
		532,063,311
Leisure Products - 0.2%
Bafang Electric Suzhou Co. Ltd. (A Shares)	150,700	4,875,433
Specialty Retail - 0.1%
Dufry AG (a)	70,723	3,817,414
Textiles, Apparel & Luxury Goods - 2.2%
Anhui Korrun Co. Ltd. (A Shares)	2,814,731	9,607,592
Compagnie Financiere Richemont SA Series A	223,140	20,762,103
LVMH Moet Hennessy Louis Vuitton SE	33,900	20,495,787
		50,865,482

TOTAL CONSUMER DISCRETIONARY		736,013,218

CONSUMER STAPLES - 3.2%
Beverages - 1.3%
Kweichow Moutai Co. Ltd. (A Shares)	94,445	31,093,714
Food & Staples Retailing - 0.8%
Dairy Farm International Holdings Ltd.	4,554,000	19,627,740
Food Products - 0.7%
Unified-President Enterprises Corp.	6,450,000	15,658,134
Tobacco - 0.4%
RLX Technology, Inc. ADR (b)	79,600	1,791,000
Smoore International Holdings Ltd. (a)(c)	759,000	7,513,398
		9,304,398

TOTAL CONSUMER STAPLES		75,683,986

ENERGY - 0.8%
Energy Equipment & Services - 0.8%
China Oilfield Services Ltd. (H Shares)	17,780,000	19,698,862
FINANCIALS - 9.0%
Banks - 3.8%
China Construction Bank Corp. (H Shares)	55,877,000	42,322,289
E.SUN Financial Holdings Co. Ltd.	9,150,048	7,709,155
Industrial & Commercial Bank of China Ltd. (H Shares)	63,863,000	40,736,318
		90,767,762
Consumer Finance - 0.2%
LexinFintech Holdings Ltd. ADR (a)	540,609	4,200,532
Insurance - 5.0%
AIA Group Ltd.	6,318,200	76,176,988
China Life Insurance Co. Ltd.	8,421,700	6,824,911
China Life Insurance Co. Ltd. (H Shares)	6,493,000	13,789,622
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,333,000	5,518,886
Ping An Insurance Group Co. of China Ltd. (H Shares)	1,302,000	15,334,678
		117,645,085

TOTAL FINANCIALS		212,613,379

HEALTH CARE - 5.7%
Biotechnology - 3.0%
Akeso, Inc. (b)(c)	4,712,000	32,879,012
Innovent Biologics, Inc. (a)(c)	1,313,000	15,004,263
Jacobio Pharmaceuticals Group Co. Ltd. (c)	2,040,900	5,277,793
Shenzhen New Industries Biomedical Engineering Co. Ltd.	324,400	6,359,557
Zai Lab Ltd. (a)	66,600	10,554,270
		70,074,895
Health Care Equipment & Supplies - 0.5%
Kangji Medical Holdings Ltd.	365,500	538,356
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	167,315	11,671,638
		12,209,994
Health Care Technology - 0.0%
Microport Cardioflow Medtech Corp. (a)	250,000	393,383
Life Sciences Tools & Services - 0.3%
Pharmaron Beijing Co. Ltd. (H Shares) (c)	385,200	7,412,613
Pharmaceuticals - 1.9%
Antengene Corp.	1,896,700	4,209,643
Antengene Corp.	2,188,222	4,856,663
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	4,460,000	24,390,288
Hua Medicine (a)(c)	4,283,000	3,060,371
Sino Biopharmaceutical Ltd.	7,584,000	7,072,172
		43,589,137

TOTAL HEALTH CARE		133,680,022

INDUSTRIALS - 3.7%
Air Freight & Logistics - 1.3%
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	258,875	5,495,871
ZTO Express, Inc. (a)	769,900	25,167,036
		30,662,907
Machinery - 1.9%
Anhui Heli Co. Ltd. ELS (UBS AG London Branch Bank Warrant Program) Class A warrants 1/21/22 (a)(c)	999,376	2,063,202
HIWIN Technologies Corp.	1,360,585	19,235,003
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,124,209	16,641,669
Weichai Power Co. Ltd. (H Shares)	2,291,000	6,766,698
		44,706,572
Professional Services - 0.5%
Guangzhou GRG Metrology & Test Co., Ltd. ELS (UBS AG London Branch) Class A warrants 1/11/23 (a)(c)	1,926,391	10,939,011

TOTAL INDUSTRIALS		86,308,490

INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 0.8%
Ericsson (B Shares) sponsored ADR	1,466,900	18,292,243
Electronic Equipment & Components - 2.8%
AVIC Jonhon OptronicTechnology Co. Ltd.	1,347,722	14,572,234
Hon Hai Precision Industry Co. Ltd. (Foxconn)	5,492,000	21,861,340
Sunny Optical Technology Group Co. Ltd.	1,097,300	28,899,966
		65,333,540
IT Services - 0.7%
TravelSky Technology Ltd. (H Shares)	7,260,000	16,218,128
Semiconductors & Semiconductor Equipment - 16.6%
ASM Pacific Technology Ltd.	441,000	6,433,057
eMemory Technology, Inc.	191,000	4,691,300
MediaTek, Inc.	1,408,000	43,982,721
Micron Technology, Inc. (a)	278,900	21,829,503
NXP Semiconductors NV	141,270	22,669,597
SK Hynix, Inc.	187,380	20,524,191
Taiwan Semiconductor Manufacturing Co. Ltd.	12,770,000	269,791,546
		389,921,915
Software - 0.3%
Beijing Shiji Information Technology Co. Ltd. (A Shares)	882,527	4,592,669
Kuaishou Technology (a)	89,500	1,327,508
Ming Yuan Cloud Group Holdings Ltd.	372,806	2,356,108
		8,276,285
Technology Hardware, Storage & Peripherals - 1.4%
Canaan, Inc. ADR (a)(b)	2,276,163	10,379,303
Samsung Electronics Co. Ltd.	310,370	22,756,230
		33,135,533

TOTAL INFORMATION TECHNOLOGY		531,177,644

MATERIALS - 5.4%
Chemicals - 0.9%
LG Chemical Ltd.	25,138	20,611,366
Construction Materials - 1.9%
China Jushi Co. Ltd. (A Shares)	7,969,705	27,934,729
West China Cement Ltd.	117,266,000	17,090,972
		45,025,701
Containers & Packaging - 1.4%
Greatview Aseptic Pack Co. Ltd.	20,422,000	11,220,807
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	4,150,996	21,220,758
		32,441,565
Metals & Mining - 1.2%
Zijin Mining Group Co. Ltd. (H Shares)	25,466,000	28,378,582

TOTAL MATERIALS		126,457,214

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Link (REIT)	1,293,463	11,294,289
Real Estate Management & Development - 2.6%
China Overseas Land and Investment Ltd.	6,808,000	15,348,898
China Resources Mixc Lifestyle Services Ltd. (c)	697,800	3,672,039
Jinke Smart Services Group Co. Ltd. (a)	795,500	7,300,142
KE Holdings, Inc. ADR (a)	134,400	7,943,040
Longfor Properties Co. Ltd. (c)	1,855,500	10,494,138
Shimao Property Holdings Ltd.	1,792,000	5,211,956
Sun Hung Kai Properties Ltd.	827,000	11,297,004
		61,267,217

TOTAL REAL ESTATE		72,561,506

UTILITIES - 0.8%
Gas Utilities - 0.8%
China Gas Holdings Ltd.	5,200,932	18,380,103
TOTAL COMMON STOCKS
(Cost $1,364,752,842)		2,225,909,521

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co. Ltd. (Class C) (d)(e)	275,211	3,908,863
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.2%
ByteDance Ltd. Series E1 (d)(e)	38,752	4,246,219

TOTAL CONVERTIBLE PREFERRED STOCKS		8,155,082

Nonconvertible Preferred Stocks - 1.4%
INFORMATION TECHNOLOGY - 1.4%
Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co. Ltd.	486,190	31,778,261
TOTAL PREFERRED STOCKS
(Cost $24,127,977)		39,933,343

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.09% (f)	68,521,558	68,535,263
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	73,873,745	73,881,133
TOTAL MONEY MARKET FUNDS
(Cost $142,416,396)		142,416,396
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $1,531,297,215)		2,408,259,260
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(61,768,753)
NET ASSETS - 100%		$2,346,490,507

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,518,394 or 5.4% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,155,082 or 0.3% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$4,246,219
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$3,908,863

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,961
Fidelity Securities Lending Cash Central Fund	178,791
Total	$195,752

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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